Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of share capital
		December 31, 2023		December 31, 2022
Number of ordinary nominative shares		134,412,014		133,814,311
Class A		21,365,297		19,969,110
Class B		113,046,717		113,845,201
Par value		R$ 0.00027		R$ 0.00027
Share capital	R$	37	R$	37

Schedule of earnings reserves
	December 31, 2023	December 31, 2022 restated	December 31, 2021
Retained earnings reserve	354,240	221,667	125,957